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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2004

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Skyline Asset Management, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

311 South Wacker Drive, Suite 4500, Chicago, IL 60606
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-5324

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Stephen F. Kendall           Chief Operating Officer              (312) 913-3997
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                /s/ Stephen F. Kendall
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      Chicago, IL                 April 30, 2004
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[ ]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[X]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
                                         -----------

Form 13F Information Table Entry Total:  76
                                         -----------

Form 13F Information Table Value Total: $1,630,063
                                         -----------
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name:                     13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-04975      Affiliated Managers    6.
                 Group, Inc.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                    ITEM 2        ITEM 3     ITEM 4          ITEM 5            ITEM 6      ITEM 7              ITEM 8
------               --------------     ------     ------    -------------------   ----------   --------     -----------------------

                                                   VALUE     SHARES/  SH/   PUT/   INVESTMENT    OTHER          VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AMB PROPERTY
  CORPORATION        COMMON        00163T109      19,317       519,700             X            1                   461,100   58,600
AARON RENTS, INC.    COMMON        002535201      12,601       506,250             X            1                   452,450   53,800
AIRGAS, INC.         COMMON        009363102      36,308     1,704,600             X            1                 1,526,100  178,500
ALBANY INTERNATIONAL
  CORP.              COMMON        012348108      20,444       760,300             X            1                   681,300   79,000
AMERUS GROUP CO.     COMMON        03072M108      24,339       603,200             X            1                   539,300   63,900
AMETEK, INC.         COMMON        031100100       6,515       254,100             X            1                   227,500   26,600
APRIA HEALTHCARE
  GROUP INC.         COMMON        037933108      19,704       658,100             X            1                   588,800   69,300
ASSET ACCEPTANCE
  CAPITAL            COMMON        04543P100      20,888     1,123,000             X            1                 1,004,600  118,400
BEARINGPOINT, INC.   COMMON        074002106      29,778     2,777,800             X            1                 2,488,000  289,800
BORDERS GROUP, INC.  COMMON        099709107      26,468     1,114,900             X            1                   998,800  116,100
BRANDYWINE REALTY
  TRUST              COMMON        105368203      16,115       527,500             X            1                   467,800   59,700
CBRL GROUP, INC.     COMMON        12489V106      29,787       751,430             X            1                   672,630   78,800
CCC INFORMATION
  SERVICES GROUP     COMMON        12487Q109       4,066       224,510             X            1                   200,112   24,398
CENTENE CORPORATION  COMMON        15135B101      16,638       543,900             X            1                   486,300   57,600
CERIDIAN CORPORATION COMMON        156779100      13,164       667,900             X            1                   597,800   70,100
CLARK, INC.          COMMON        181457102      12,111       712,400             X            1                   637,100   75,300
COMMERCE BANCSHARES,
  INC.               COMMON        200525103      41,575       871,420             X            1                   780,377   91,043
CRANE CO.            COMMON        224399105      24,766       750,500             X            1                   671,500   79,000
CURTISS-WRIGHT
  CORPORATION        COMMON        231561101      21,279       454,000             X            1                   409,000   45,000


DAVITA INC.          COMMON        23918K108      47,659       998,100             X            1                   894,300  103,800
DEL MONTE FOODS
  COMPANY            COMMON        24522P103      23,472     2,086,400             X            1                 1,869,900  216,500
DELPHI FINANCIAL
  GROUP, INC.        COMMON        247131105      43,049     1,024,494             X            1                   919,621  104,873
DIRECT GENERAL
  CORPORATION        COMMON        25456W204      20,580       568,504             X            1                   508,504   60,000
ELECTRONICS FOR
  IMAGING, INC.      COMMON        286082102      14,657       596,528             X            1                   533,266   63,262
FIRST NIAGRA
  FINANCIAL GROUP    COMMON        33582v108      19,995     1,465,897             X            1                 1,311,976  153,921
FLOWSERVE CORP.      COMMON        34354P105      19,949       952,200             X            1                   855,100   97,100
FURNITURE BRANDS
  INTERNATIONAL      COMMON        360921100      39,461     1,225,500             X            1                 1,097,900  127,600
GRAFTECH INTER-
  NATIONAL LTD.      COMMON        384313102       5,597       374,400             X            1                   334,800   39,600
HUGHES SUPPY, INC.   COMMON        444482103      24,785       473,000             X            1                   424,300   48,700
IDEX CORP.           COMMON        45167R104      24,644       566,800             X            1                   509,800   57,000
IKON OFFICE
  SOLUTIONS, INC.    COMMON        451713101      27,067     2,114,600             X            1                 1,893,200  221,400
IPC HOLDINGS, LTD.   COMMON        g4933p101      16,474       418,235             X            1                   373,845   44,390
INFINITY PROPERTY
  AND CASUALTY       COMMON        45665Q103      14,911       474,726             X            1                   425,183   49,543
INTERPOOL, INC.      COMMON        46062R108      13,509       900,600             X            1                   801,300   99,300
INVESTMENT TECH-
  NOLOGY GROUP, I    COMMON        4614F105       23,833     1,557,700             X            1                 1,394,000  163,700
JG INDUSTRIES INC.   COMMON        466145208           0        77,781             X            1                    77,781
JACUZZI BRANDS, INC. COMMON        469865109      17,728     1,890,000             X            1                 1,693,000  197,000
JOURNAL COMMUNICA-
  TIONS INCORPORATED COMMON        481130102      16,284       814,200             X            1                   728,100   86,100


KEMET CORP.          COMMON        488360108      19,958     1,391,800             X            1                 1,251,000  140,800
KENNAMETAL INC.      COMMON        489170100      17,536       424,900             X            1                   380,300   44,600
KEY ENERGY
  SERVICES, INC.     COMMON        492914106      17,786     1,616,900             X            1                 1,446,400  170,500
LAIDLAW INTER-
  NATIONAL, INC.     COMMON        50730R102      17,314     1,190,000             X            1                 1,064,500  125,500
LINENS 'N THINGS,
  INC.               COMMON        535679104      25,637       724,000             X            1                   647,200   76,800
MCG CAPITAL CORP.    COMMON        58047P107      23,272     1,153,230             X            1                 1,034,074  119,156
METTLER-TOLEDO
  INTERNATIONAL I    COMMON        592688105      16,503       371,700             X            1                   332,400   39,300
MINERALS TECH-
  NOLOGIES INC.      COMMON        603158106      24,958       437,100             X            1                   391,500   45,600
MONACO COACH
  CORPORATION        COMMON        60886R103       3,831       142,950             X            1                   127,950   15,000
NETBANK, INC.        COMMON        640933107      16,608     1,360,200             X            1                 1,216,700  143,500
NEWFIELD EXPLORATION
  COMPANY            COMMON        651290108      22,604       471,600             X            1                   422,900   48,700
PARK ELECTROCHEMICAL
  CORP.              COMMON        700416209      16,756       662,300             X            1                   592,200   70,100
PENTAIR, INC.        COMMON        709631105      30,975       525,000             X            1                   470,700   54,300
PIER 1 IMPORTS, INC. COMMON        720279108      21,531       908,500             X            1                   812,300   96,200
POLARIS INDUSTRIES
  INC.               COMMON        731068102      24,456       538,200             X            1                   481,600   56,600
PROQUEST COMPANY     COMMON        74346P102      22,788       781,200             X            1                   700,100   81,100
REINSURANCE GROUP
  OF AMERICA         COMMON        759351109      26,007       634,790             X            1                   569,590   65,200
RELIANCE STEEL &
  ALUMINUM CO.       COMMON        759509102      18,050       513,500             X            1                   459,500   54,000
RUBY TUESDAY, INC.   COMMON        781182100      17,885       556,300             X            1                   497,400   58,900


RYDER SYSTEM, INC.   COMMON        783549108      19,152       494,500             X            1                   443,700   50,800
SCHOOL SPECIALTY,
  INC.               COMMON        807863105      32,814       922,529             X            1                   825,887   96,642
SCOTTISH RE GROUP
  LIMITED            COMMON        g7885t104      25,518     1,054,900             X            1                   944,600  110,300
SELECTIVE INSURANCE
  GROUP, INC.        COMMON        816300107      23,511       670,403             X            1                   602,925   67,478
SHAW GROUP INC.      COMMON        820280105      18,781     1,732,600             X            1                 1,550,000  182,600
SOURCE INTERLINK
  COMPANIES, INC.    COMMON        836151209       7,186       574,900             X            1                   514,000   60,800
SPARTECH CORP.       COMMON        847220209      28,291     1,136,200             X            1                 1,018,700  117,500
SYNNEX CORPORATION   COMMON        87162W100      13,696       740,300             X            1                   661,100   79,200
TECH DATA
  CORPORATION        COMMON        878237106      25,113       613,400             X            1                   551,100   62,300
THE SCOTTS COMPANY   COMMON        810186106      25,512       397,700             X            1                   355,900   41,800
THE TORO COMPANY     COMMON        891092108      29,140       470,000             X            1                   420,800   49,200
TRIAD GUARANTY INC.  COMMON        895925105      12,562       238,134             X            1                   214,252   23,882
U.S.I. HOLDINGS
  CORPORATION        COMMON        90333H101      23,253     1,562,677             X            1                 1,400,387  162,290
UNITED STATIONERS
  INC.               COMMON        913004107      21,589       512,800             X            1                   458,700   54,100
WERNER ENTERPRISES,
  INC.               COMMON        950755108      17,050       899,733             X            1                   806,414   93,319
WESTCORP             COMMON        957907108      26,019       590,400             X            1                   529,800   60,600
YORK INTERNATIONAL
  CORPORATION        COMMON        986670107      24,070       612,300             X            1                   548,400   63,900
EFUNDS CORPORATION   COMMON        28224R101      17,173     1,047,147             X            1                   936,445  110,702
iSTAR FINANCIAL INC. COMMON        45031U101      45,659     1,079,400             X            1                   967,000  112,400


TOTAL                                          1,630,063
